UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2008

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX      September 30, 2008
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	102
Form 13F Information Table Value Total:	$178,075



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                   TABLE>
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN          COM              000886101      174    20600 SH       SOLE                    20000               600
ACCENTURE LTD                  COM              G1150G111     2660    70000 SH       SOLE                    70000
ACTIVISION BLIZZARD INC        COM              00507V109     2466   159800 SH       SOLE                   159800
AGCO CORP                      COM              001084102     1998    46900 SH       SOLE                    46900
AMGEN INC                      COM              031162100     2429    40980 SH       SOLE                    40500               480
ANIXTER INTL. INC              COM              035290105     2814    47290 SH       SOLE                    45700              1590
ARCH CAPITAL GROUP             COM              G0450A105      454     6220 SH       SOLE                     6000               220
ASSURANT INC                   COM              04621X108     3009    54710 SH       SOLE                    52300              2410
AT&T CORP COM                  COM              00206R102     2728    97692 SH       SOLE                    94000              3692
AVON PRODS INC                 COM              054303102     2569    61800 SH       SOLE                    60500              1300
BANCORPSOUTH INC               COM              059692103      470    16700 SH       SOLE                    16600               100
BANK HAWAII CORP               COM              694058108      512     9575 SH       SOLE                     9500                75
BANK OF AMERICA CORP.          COM              060505104     2415    69000 SH       SOLE                    69000
BOEING CO.                     COM              097023105     2307    40230 SH       SOLE                    39400               830
BRUKER CORPORATION             COM              116794108      413    31000 SH       SOLE                    31000
CENTERPOINT ENERGY             COM              15189t107     2275   156150 SH       SOLE                   153800              2350
CISCO SYS INC                  COM              17275R102     2733   121125 SH       SOLE                   116200              4925
CITIGROUP INC                  COM              172967101      820    40000 SH       SOLE                    40000
COMMSCOPE INC.                 COM              203372107      416    12000 SH       SOLE                    11000              1000
COSTCO WHOLESALE CORP.         COM              22160k105     2548    39245 SH       SOLE                    38700               545
COVIDIEN LTD                   COM              G2552X108     2306    42900 SH       SOLE                    42900
CSX CORP                       COM              126408103     2506    45920 SH       SOLE                    45900                20
DARLING INTL                   COM              237266101      204    18370 SH       SOLE                    17700               670
DPL INC                        COM              233293109      372    15000 SH       SOLE                    15000
DREAMWORKS ANIMATION           COM              26153C103      377    12000 SH       SOLE                    12000
EASTMAN CHEMICAL COMPANY       COM              277432100      303     5500 SH       SOLE                     5500
EDWARDS LIFESCIENCES GRP       COM              28176E108     2079    36000 SH       SOLE                    35780               220
EXXON MOBIL CORP               COM              30231G102     3265    42037 SH       SOLE                    40000              2037
FAMILY DOLLAR STORES           COM              307000109     2922   123300 SH       SOLE                   123300
FASTENAL CO                    COM              311900104      491     9950 SH       SOLE                     8000              1950
FIRST INDUSTRIAL REALTY        COM                             373    13000 SH       SOLE                    13000
FMC CORP.                      COM              302491303      961    18700 SH       SOLE                    18700
GENENTECH INC                  COM              368710406     3151    35535 SH       SOLE                    34600               935
GOLDMAN SACHS GROUP            COM              38141G104     1844    14410 SH       SOLE                    14200               210
GOODRICH CORP.                 COM              382388106     2043    49100 SH       SOLE                    48950               150
GRAFTECH INTNL                 COM              384313102      283    18700 SH       SOLE                    18700
GUESS INC.                     COM              401617105      376    10800 SH       SOLE                    10800
H & R BLOCK INC.               COM              093671105     2903   127600 SH       SOLE                   127600
HEALTH CARE REIT               COM              42217K106      365     6850 SH       SOLE                     6850
HEINZ H J CO                   COM              423074103     2468    49380 SH       SOLE                    47900              1480
HERCULES INC                   COM              427056106      540    27300 SH       SOLE                    27300
HESS CORP                      COM              42809H107     2649    32270 SH       SOLE                    31800               470
HEWLETT PACKARD CO             COM              428236103     3802    82230 SH       SOLE                    80500              1730
HUDSON CITY BANCORP            COM              443683107     2206   119575 SH       SOLE                   118700               875
INTEL CORP                     COM              458140100     2322   123990 SH       SOLE                   120100              3890
JOHNSON & JOHNSON              COM              478160104     3239    46750 SH       SOLE                    44900              1850
JP MORGAN & CO.                COM              616880100     3762    80565 SH       SOLE                    77700              2865
KIRBY CORPORATION              COM              497266106     1380    36385 SH       SOLE                    35800               585
KRAFT FOODS INC                COM              50075N104     2086    63700 SH       SOLE                    63700
LINCOLN ELEC HOLDINGS INC      COM              533900106      280     4350 SH       SOLE                     4350
LKQ CORP                       COM              501889208      283    16700 SH       SOLE                    16700
LOCKHEED MARTIN CORP           COM              539830109     1014     9250 SH       SOLE                     9250
MASTERCARD                     COM              57636Q104     2328    13129 SH       SOLE                    13100                29
MCDONALDS CORP                 COM              580135101     4048    65615 SH       SOLE                    63500              2115
MCKESSON HBOC INC              COM              58155Q103     3333    61935 SH       SOLE                    60500              1435
MDU RESOURCES GROUP, INC       COM              552690109     2216    76400 SH       SOLE                    75300              1100
MICROSOFT CORP                 COM              594918104     3460   129623 SH       SOLE                   125100              4523
MURPHY OIL CORP.               COM              626717102     2790    43500 SH       SOLE                    43400               100
NATIONAL OILWELL INC           COM              637071101     1589    31625 SH       SOLE                    31100               525
NATIONAL SEMICONDUCTOR CORP    COM              637640103      227    13170 SH       SOLE                    13100                70
NIKE INC                       COM              654106103     2780    41560 SH       SOLE                    40400              1160
NORTHERN TRUST CORP.           COM              665859104     2173    30100 SH       SOLE                    27950              2150
NRG ENERGY, INC.               COM              629377508      409    16535 SH       SOLE                    15500              1035
NUCOR CORP                     COM              670346105     1473    37300 SH       SOLE                    37300
OCCIDENTAL PETE CORP           COM              674599105     3388    48085 SH       SOLE                    46600              1485
ONEOK INC.                     COM              682680103      275     8000 SH       SOLE                     8000
ORACLE CORP                    COM              68389X105     3042   149770 SH       SOLE                   145500              4270
OSI PHARMACEUTICALS            COM              671040103      625    12675 SH       SOLE                    11200              1475
PACKAGING CORP OF AMERICA      COM              695156109     1592    68700 SH       SOLE                    68700
PARAMETRIC TECHNOLOGY CORP     COM              699173209      389    21125 SH       SOLE                    20950               175
PARKER HANNIFIN CORP           COM              701094104      784    14800 SH       SOLE                    14800
PATTERSON-UTI ENERGY INC       COM              703481101      308    15405 SH       SOLE                    14975               430
PEPSICO INC                    COM              713448108     3920    55000 SH       SOLE                    53000              2000
PERINI CORP.                   COM              713839108      245     9500 SH       SOLE                     9500
PERRIGO CO                     COM              714290103      622    16175 SH       SOLE                    16100                75
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1936    40250 SH       SOLE                    40250
PIONEER NATURAL RESOURCES CO   COM              723787107      342     6550 SH       SOLE                     6475                75
PLAINS EXPLORATION & PRODUCTIO COM              726505100      246     7000 SH       SOLE                     7000
PNC FINANCIAL SERVICES GROUP   COM              693475105     2659    35600 SH       SOLE                    35600
PRINCIPAL FINL GROUP           COM              74251V102     2014    46320 SH       SOLE                    44800              1520
PROCTOR & GAMBLE               COM              742718109     3920    56250 SH       SOLE                    54700              1550
PROGRESS ENERGY INC            COM              743263105     1546    35850 SH       SOLE                    35850
PUBLIC STORAGE                 COM              74460D109     3139    31700 SH       SOLE                    31700
RALCORP HOLDINGS INC           COM              751028101      226     3360 SH       SOLE                     3360
ROSS STORES INC.               COM              778296103      437    11885 SH       SOLE                    11700               185
SMITH INTL INC                 COM              832110100     3179    54220 SH       SOLE                    53050              1170
SOHU COM INC                   COM              83408W103      256     4600 SH       SOLE                     4600
SPX CORP                       COM              784635104      431     5600 SH       SOLE                     5400               200
STATE STR CORP                 COM              857477103     2374    41745 SH       SOLE                    40500              1245
SYBASE, INC.                   COM              871130100      366    11950 SH       SOLE                    11800               150
SYMANTEC CORP                  COM              871503108     2082   106350 SH       SOLE                   106350
SYNIVERSE HOLDINGS INC         COM              87163F106      169    10175 SH       SOLE                    10000               175
TEVA PHARMACEUTICAL            COM              881624209     2858    62410 SH       SOLE                    60700              1710
THERMO FISHER SCIENTIFIC       COM              883556102     2750    50000 SH       SOLE                    49300               700
TIFFANY & CO                   COM              886547108      355    10000 SH       SOLE                    10000
TJX COS INC NEW                COM              872540109     2826    92600 SH       SOLE                    92600
TRANSOCEAN INC                 COM              G90078109     2734    24891 SH       SOLE                    24695               196
UDR INC                        COM              902653104      208     7950 SH       SOLE                     7950
UNITED TECHNOLOGIES CP         COM              913017109     2688    44755 SH       SOLE                    43900               855
VERIZON COMMUNICATIONS         COM              92343V104     2142    66753 SH       SOLE                    65500              1253
WARNACO GROUP INC              COM              934390402     2270    50125 SH       SOLE                    48200              1925
WATSON WYATT WORLDWIDE         COM              942712100     2535    50975 SH       SOLE                    50400               575